PGIM Quant Solutions Large-Cap Index Fund Investment Strategy - PGIM Quant Solutions Large-Cap Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund intends under normal circumstances to invest over 80% of its investable assets in securities included in the S&P 500 Index in approximately the same proportions as those of the S&P 500 Index. The S&P 500 Index is an unmanaged index of over 500 stocks of large U.S. public companies. It gives a broad look at how large company stocks in the United States have performed. The term “investable assets” in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund attempts to replicate the security composition of the S&P 500 Index by holding each stock in the S&P 500 Index in about the same proportion as represented in the Index itself. The Fund employs a “passively managed”—or index—investment approach. The Fund is not actively managed by portfolio managers who buy and sell securities based on research and analysis. The Fund’s subadviser will try to minimize the difference between the investment results of the Fund and that of the S&P 500 Index. At times, the Fund may have a significant portion of its assets invested in the same economic sector.